Report of the Directors - Analysis Of Adjusted Results By Global Business (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of operating segments [line items]
Net interest income/(expense)	$ 28,176	$ 29,813	$ 32,531
Net fee income/(expense)	12,811	12,777	14,705
Net trading income	7,719	9,452	8,723
Other income/(expense)	337	(971)	1,055
Net operating income before loan impairment charges and other credit risk provisions	51,445	47,966	59,800
Loan impairment (charges)/recoveries and other credit risk provisions	(1,769)	(3,400)	(3,721)
Net operating income	49,676	44,566	56,079
Total operating expenses	(34,884)	(39,808)	(39,768)
Operating profit	14,792	4,758	16,311
Share of profit in associates and joint ventures	2,375	2,354	2,556
Profit before tax	17,167	7,112	18,867
Loans and advances to customers (net)	962,964	861,504	924,454
Interests in associates and joint ventures	22,744	20,029	19,139
Total assets	2,521,771	2,374,986	2,409,656
Customer accounts	1,364,462	1,272,386	1,289,586
Adjusted risk-weighted assets	0	0
Operating Segments, Including Adjustments And Inter-segment Eliminations
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	51,524	49,290	50,422
Loan impairment (charges)/recoveries and other credit risk provisions	(1,769)	(2,594)	(2,579)
Total operating expenses	(31,140)	(30,084)	(31,457)
Share of profit in associates and joint ventures	2,375	2,322	2,409
Profit before tax	20,990	18,934	18,795
Operating Segments, Including Adjustments And Inter-segment Eliminations | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	20,287	18,542	18,838
Loan impairment (charges)/recoveries and other credit risk provisions	(1,000)
Total operating expenses	(12,800)
Profit before tax	6,500	5,200	5,500
Operating Segments, Including Adjustments And Inter-segment Eliminations | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	13,223	12,619	12,507
Loan impairment (charges)/recoveries and other credit risk provisions	(500)
Total operating expenses	(200)
Profit before tax	6,800	5,900	5,200
Adjusted risk-weighted assets	300,995
Operating Segments, Including Adjustments And Inter-segment Eliminations | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	15,091	14,715	14,278
Loan impairment (charges)/recoveries and other credit risk provisions	(500)
Profit before tax	5,800	5,500	5,300
Operating Segments, Including Adjustments And Inter-segment Eliminations | Global Private Banking
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	1,703	1,748	1,966
Loan impairment (charges)/recoveries and other credit risk provisions	(16)
Total operating expenses	(1,400)
Profit before tax	296	300	400
Operating Segments, Including Adjustments And Inter-segment Eliminations | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	1,220	1,666	2,833
Loan impairment (charges)/recoveries and other credit risk provisions	(182)	(22)
Total operating expenses	(2,100)
Profit before tax	1,700
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Net interest income/(expense)	28,284	28,179	27,994
Net fee income/(expense)	12,811	12,395	13,450
Net trading income	7,964	9,708	7,774
Other income/(expense)	2,465	(992)	1,204
Net operating income before loan impairment charges and other credit risk provisions	51,524	49,290	50,422
Loan impairment (charges)/recoveries and other credit risk provisions	(1,769)	(2,594)	(2,579)
Net operating income	49,755	46,696	47,843
Total operating expenses	(31,140)	(30,084)	(31,457)
Operating profit	18,615	16,612	16,386
Share of profit in associates and joint ventures	2,375	2,322	2,409
Profit before tax	$ 20,990	$ 18,934	$ 18,795
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.604	0.610	0.624
Loans and advances to customers (net)	$ 962,964	$ 906,059	$ 905,697
Interests in associates and joint ventures	22,744	20,734	19,064
Total assets	2,521,771	2,489,459	2,321,378
Customer accounts	1,364,462	1,328,657	1,261,672
Adjusted risk-weighted assets	868,617	878,304	1,047,775
Operating Segments, Including Adjustments | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Net interest income/(expense)	13,959	12,919	12,299
Net fee income/(expense)	5,156	4,756	5,446
Net trading income	453	426	427
Other income/(expense)	719	441	666
Net operating income before loan impairment charges and other credit risk provisions	17,040	16,052	16,451
Loan impairment (charges)/recoveries and other credit risk provisions	(980)	(1,142)	(1,023)
Net operating income	19,307	17,400	17,815
Total operating expenses	(12,847)	(12,184)	(12,332)
Operating profit	6,460	5,216	5,483
Share of profit in associates and joint ventures	18	20	23
Profit before tax	$ 6,478	$ 5,236	$ 5,506
Share of HSBC’s adjusted profit before tax	30.90%	27.70%	29.30%
Adjusted cost efficiency ratio	0.633	0.657	0.655
Loans and advances to customers (net)	$ 346,148	$ 323,986	$ 313,927
Interests in associates and joint ventures	366	394	391
Total assets	468,281	435,839	422,322
Customer accounts	639,592	611,846	569,183
Adjusted risk-weighted assets	121,466	114,683	116,047
Operating Segments, Including Adjustments | Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	9,062	8,491	8,287
Net fee income/(expense)	3,518	3,559	3,672
Net trading income	539	442	460
Other income/(expense)	104	127	88
Net operating income before loan impairment charges and other credit risk provisions	13,383	12,641	12,585
Loan impairment (charges)/recoveries and other credit risk provisions	(496)	(969)	(1,447)
Net operating income	12,727	11,650	11,060
Total operating expenses	(5,947)	(5,746)	(5,826)
Operating profit	6,780	5,904	5,234
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 6,780	$ 5,904	$ 5,234
Share of HSBC’s adjusted profit before tax	32.30%	31.20%	27.80%
Adjusted cost efficiency ratio	0.450	0.455	0.466
Loans and advances to customers (net)	$ 316,533	$ 294,952	$ 281,826
Interests in associates and joint ventures	0	0	0
Total assets	348,243	320,173	309,266
Customer accounts	362,908	356,885	341,717
Adjusted risk-weighted assets	301,000	286,912	282,149
Operating Segments, Including Adjustments | Global Banking and Markets
Disclosure of operating segments [line items]
Net interest income/(expense)	4,886	4,798	4,422
Net fee income/(expense)	3,489	3,394	3,514
Net trading income	5,995	6,231	5,960
Other income/(expense)	721	292	382
Net operating income before loan impairment charges and other credit risk provisions	16,378	17,412	16,633
Loan impairment (charges)/recoveries and other credit risk provisions	(459)	(461)	(71)
Net operating income	14,632	14,254	14,207
Total operating expenses	(8,858)	(8,745)	(8,903)
Operating profit	5,774	5,509	5,304
Share of profit in associates and joint ventures	0	0	(1)
Profit before tax	$ 5,774	$ 5,509	$ 5,303
Share of HSBC’s adjusted profit before tax	27.50%	29.10%	28.20%
Adjusted cost efficiency ratio	0.587	0.594	0.624
Loans and advances to customers (net)	$ 252,474	$ 237,655	$ 243,662
Interests in associates and joint ventures	0	0	0
Total assets	980,485	981,893	886,750
Customer accounts	283,943	272,159	256,374
Adjusted risk-weighted assets	299,272	307,736	318,818
Operating Segments, Including Adjustments | Global Private Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	816	801	819
Net fee income/(expense)	704	749	939
Net trading income	170	183	206
Other income/(expense)	13	15	2
Net operating income before loan impairment charges and other credit risk provisions	1,438	1,487	1,689
Loan impairment (charges)/recoveries and other credit risk provisions	(16)	0	(11)
Net operating income	1,687	1,748	1,955
Total operating expenses	(1,391)	(1,476)	(1,582)
Operating profit	296	272	373
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 296	$ 272	$ 373
Share of HSBC’s adjusted profit before tax	1.40%	1.40%	2.00%
Adjusted cost efficiency ratio	0.817	0.844	0.805
Loans and advances to customers (net)	$ 40,326	$ 36,972	$ 42,592
Interests in associates and joint ventures	0	0	0
Total assets	45,745	43,234	51,190
Customer accounts	66,512	72,730	80,442
Adjusted risk-weighted assets	16,036	15,649	17,661
Operating Segments, Including Adjustments | Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(439)	1,170	2,167
Net fee income/(expense)	(56)	(63)	(121)
Net trading income	807	2,426	721
Other income/(expense)	908	(1,867)	66
Net operating income before loan impairment charges and other credit risk provisions	3,285	1,698	3,064
Loan impairment (charges)/recoveries and other credit risk provisions	182	(22)	(27)
Net operating income	1,402	1,644	2,806
Total operating expenses	(2,097)	(1,933)	(2,814)
Operating profit	(695)	(289)	(8)
Share of profit in associates and joint ventures	2,357	2,302	2,387
Profit before tax	$ 1,662	$ 2,013	$ 2,379
Share of HSBC’s adjusted profit before tax	7.90%	10.60%	12.70%
Adjusted cost efficiency ratio	1.719	1.160	0.993
Loans and advances to customers (net)	$ 7,483	$ 12,494	$ 23,690
Interests in associates and joint ventures	22,378	20,340	18,673
Total assets	679,017	708,320	651,847
Customer accounts	11,507	15,037	13,956
Adjusted risk-weighted assets	130,848	153,324	313,100
Inter-segment
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	0	0	0
Inter-segment | Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	3,247	2,490	2,387
Inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	(160)	(22)	(78)
Inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	(1,287)	(2,697)	(2,355)
Inter-segment | Global Private Banking
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	265	261	277
Inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Net operating income before loan impairment charges and other credit risk provisions	$ (2,065)	$ (32)	$ (231)